Subsequent Events (Details Narrative) - USD ($)			1 Months Ended		6 Months Ended
	Mar. 08, 2021	Mar. 04, 2021	Jul. 21, 2021	Feb. 04, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Investors exercised shares					455,390
Investors exercised amount					$ 3,381,271
Warrant [Member]
Subsequent Event [Line Items]
Investors exercised shares					455,390
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event, description				Pursuant to the Merger, all of the Equity Interests that are issued and outstanding immediately prior to the effectiveness of the filing of the Articles of Merger by Flagship and Merger Sub with the Secretary of State of the State of Florida, will be converted into the right to receive an aggregate amount equal to up to $10,500,000, consisting of $5,550,000, payable in cash, subject to reduction by the amount of any excluded liabilities assumed by the Company at Closing and subject to adjustment as set forth below in connection with a net working capital adjustment, and up to $4,950,000, payable in shares of the Company’s common stock, subject to reduction by the amount by which the valuation of Flagship (the “Flagship Valuation”), as calculated based on Flagship’s unaudited pro forma 2018 financial statements and audited 2019 and 2020 financial statements (the “2020 Audit”), is less than $10,500,000. In the event that the Flagship Valuation, as calculated based on the 2020 Audit, is less than $10,500,000, then, within fifteen (15) days after completion of the audit of Flagship’s financial statements for its 2019, 2020 and 2021 fiscal years (the “2021 Audit”), the Company has agreed to pay the Equityholders, in shares of the Company’s common stock, the amount by which the Flagship Valuation, as calculated based on the 2021 Audit, exceeds the sum of $5,550,000 and the value of the shares merger consideration paid by us to the Equityholders at Closing.
Transaction fees and expenses				$ 100,000
Public offering description			the Company completed an equity offering whereas the Company sold 1,375,000 shares of common stock and 1,031,250 warrants for net proceeds of $7.6 million. The warrants have an exercise price of $6.14 and a term of five and a half years
Subsequent Event [Member] | N 2021 Plan [Member]
Subsequent Event [Line Items]
Shares issued	375,000
Subsequent Event [Member] | Systems Trading [Member]
Subsequent Event [Line Items]
Monthly installments		$ 1,567
Lease expiration date		Mar. 31, 2024
Interest rate		8.00%